PROSPECTUS SUPPLEMENT DATED DECEMBER 29, 1995, TO THE FOLLOWING PROSPECTUSES (SUPERSEDES SUPPLEMENT DATED SEPTEMBER 1, 1995):

The JPM Institutional Money Market Fund, dated March 1, 1995
The JPM Institutional Treasury Money Market Fund, dated March 1, 1995
The JPM Institutional Short Term Bond Fund, dated March 1, 1995
The JPM Institutional Bond Fund, dated March 1, 1995
The JPM Institutional New York Total Return Bond Fund, dated June 21, 1995 The JPM Institutional Selected U.S. Equity Fund, dated October 1, 1995
The JPM Institutional U.S. Small Company Fund, dated October 1, 1995
The JPM Institutional International Equity Fund, dated March 1, 1995 as amended June 21, 1995
The JPM Institutional Emerging Markets Equity Fund, dated March 1, 1995 The JPM Institutional Diversified Fund, dated October 1, 1995

         1. Effective December 29, 1995, each Fund listed above and its corresponding Portfolio have agreed to pay Morgan Guaranty Trust Company of New York ("Morgan") for certain administrative services under Administrative Services Agreements, as described below, in addition to the fees Morgan receives as shareholder servicing agent for the Fund and as advisor to the Portfolio. At the same time, the fees payable to Signature Broker-Dealer Services, Inc. ("SBDS"), the administrator of each Fund and Portfolio, and the fees payable by the Fund to Morgan as shareholder servicing agent were changed. The anticipated effect of these fee changes on the expense ratios of the Funds is not significant in comparison to expense ratios that existed through August 31, 1995, when the Trust's and the Portfolios' Financial and Fund Accounting Services Agreements with Morgan were terminated. The tables captioned "Expense Table" and "Example" at page 2 of each Prospectus listed above are restated in their entirety as follows as applicable to the Fund described in such
Prospectus:

                                 "EXPENSE TABLE

                                           TREASURY                                   NEW YORK
ANNUAL OPERATING            MONEY MARKET   MONEY MARKET                SHORT TERM     TOTAL RETURN
EXPENSES*                   FUND           FUND           BOND FUND    BOND FUND      BOND FUND

ADVISORY FEE                0.12%           0.20%          0.25%       0.30%           0.30%
RULE 12B-1 FEES             None            None           None        None            None
OTHER EXPENSES AFTER
  EXPENSE REIMBURSEMENTS    0.08%           None           0.20%       0.20%           0.20%
                            -----           ----           -----       -----           -----

TOTAL OPERATING EXPENSES
  AFTER EXPENSE
  REIMBURSEMENTS            0.20%           0.20%          0.45%       0.50%           0.50%
                            =====           =====          =====       =====           =====


                         SELECTED     U.S. SMALL                   EMERGING
ANNUAL OPERATING         U.S. SMALL   COMPANY      INTERNATIONAL   MARKETS EQUITY   DIVERSIFIED
EXPENSES*                FUND         FUND         EQUITY FUND     FUND             FUND

ADVISORY FEE                0.40%        0.60%        0.60%           1.00%            0.55%
RULE 12B-1 FEES             None         None         None            None             None
OTHER EXPENSES AFTER
  EXPENSE REIMBURSEMENTS    0.20%        0.20%        0.40%           0.51%            0.10%
                            -----        -----        -----           -----            -----

TOTAL OPERATING EXPENSES
  AFTER EXPENSE
  REIMBURSEMENTS            0.60%        0.80%       1.00%           1.51%            0.65%
                            =====        =====       =====           =====            =====


*For each Fund, fees and expenses are expressed as a percentage of the Fund's estimated average daily net assets for its current fiscal year, after applicable expense reimbursements; for actual historical expense information for the Fund, see "Financial Highlights" in the Prospectus.

                                    EXAMPLE

         An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:



                                                                           NEW YORK
             MONEY MARKET     TREASURY MONEY     SHORT TERM                TOTAL RETURN
             FUND             MARKET FUND        BOND FUND    BOND FUND    BOND FUND

 1 Year       $ 2              $ 2                $  5         $ 5          $ 5
 3 Years      $ 6              $ 6                $14          $16          $16
 5 Years      $11              $11                $25          $28          $28
10 Years      $26              $26                $57          $63          $63



             SELECTED         U.S. SMALL     INTERNATIONAL    EMERGING
             U.S. EQUITY      COMPANY        EQUITY           MARKETS EQUITY      DIVERSIFIED
             FUND             FUND           FUND             FUND                FUND

 1 Year       $ 6              $ 8            $ 10             $ 15                $ 7
 3 Years      $19              $26            $ 32             $ 48                $21
 5 Years      $33              $44            $ 55             $ 82                $36
10 Years      $75              $99            $122             $180                $81


         The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in each Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services Agreements and Shareholder
Servicing Agreements, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to SBDS under the Administration Agreements, organizational expenses, the fees paid to State Street Bank and Trust Company as custodian and transfer agent and other usual and customary expenses of the Fund and Portfolio. For a more detailed description of contractual fee arrangements, including expense reimbursements, and of the fees and expenses included in Other Expenses, see "Management of the Trust and Portfolio" and "Shareholder Servicing." The above Expense Table reflects total operating expenses after any applicable expense reimbursements for each Fund and its corresponding Portfolio. If the above Expense Table reflected these expenses without reimbursements, Total Operating Expenses would be as follows: The JPM Institutional Money Market Fund, 0.33%; The JPM Institutional Treasury Money Market Fund, 0.51%; The JPM Institutional Short Term Bond Fund, 0.70%; The JPM Institutional Bond Fund, 0.57%; The JPM Institutional New York Total Return Bond Fund, 0.74%; The JPM Institutional Selected U.S. Equity Fund, 0.69%; The JPM Institutional U.S. Small Company Fund, 0.90%; The JPM Institutional International Equity Fund, 1.05%; and The JPM Institutional Diversified Fund, 0.99%.

         In connection with the above example, please note that $1,000 is less than the Funds' minimum investment requirement and that there are no redemption or exchange fees of any kind. See "Purchase of Shares" and "Redemption of Shares." THE EXAMPLE IS HYPOTHETICAL; IT IS SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN."

         2. The following restates the last paragraph under the caption "Management of the Trust and the Portfolio-Advisor" in each Prospectus listed above:

         "Under separate agreements, Morgan provides certain financial, fund accounting and administrative services to the Fund and the Portfolio and shareholder services to Fund shareholders. See "Administrative Services Agent" and "Shareholder Servicing" below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK."

         3. The following (i) is inserted before the caption "Management of the Trust and the Portfolio- Custodian" in the Prospectuses for The JPM Institutional Selected U.S. Equity, U.S. Small Company and Diversified Funds and
(ii) restates the discussion under the caption "Management of the Trust and the Portfolio-Services Agent" in each other Prospectus listed above:

         "ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and the Portfolio effective December 29, 1995, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Fund's books of account. Under these agreements, each of the Fund and the Portfolio has agreed to pay to Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Advisor Funds invest. This charge is calculated in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by each Fund or Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services."

         4. The following restates the second and third paragraphs under the caption "Management of the Trust and the Portfolio-Administrator and Distributor" in each Prospectus listed above, and the last sentence of the first paragraph under such caption is deleted from each Prospectus dated prior to October 1, 1995:

     "Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay to SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.01% of the Master

Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by each Fund or Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds and the Master Portfolios."

         5. The following restates the entire discussion under the caption "Management of the Trust and the Portfolio-Expenses" in each Prospectus listed above as applicable to the Fund described in such Prospectus:

         "EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under "Trustees", "Advisor", "Administrator and Distributor" and "Administrative Services Agent" above and "Shareholder Servicing" below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders and registration fees under state securities laws. For the Portfolio, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.

         Morgan has agreed that it will reimburse each Fund through at least the indicated date to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and its corresponding Portfolio) at the following percentage of the Fund's average daily net assets:

The JPM Institutional Money Market Fund                        0.20%                    March 31, 1996
The JPM Institutional Treasury Money Market Fund               0.20%                    February 28, 1997
The JPM Institutional Short Term Bond Fund                     0.45%                    February 28, 1997
The JPM Institutional Bond Fund                                0.50%                    February 28, 1997
The JPM Institutional New York Total Return Bond Fund          0.50%                    July 31, 1996
The JPM Institutional Selected U.S. Equity Fund                0.60%                    September 30, 1996
The JPM Institutional U.S. Small Company Fund                  0.80%                    September 30, 1996
The JPM Institutional International Equity Fund                1.00%                    February 28, 1997
The JPM Institutional Emerging Markets Equity Fund             1.60%                    February 29, 1996
The JPM Institutional Diversified Fund                         0.65%                    October 31, 1996

         This limit on certain expenses does not cover extraordinary increases in these expenses during the period and no longer applies in the event of a precipitous decline in assets due to unforeseen circumstances. These is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year."

         6. The following restates the second sentence of the first paragraph under the caption "Shareholder Servicing" in each Prospectus listed above as applicable to the Fund described in such Prospectus:

         "The Fund has agreed to pay Morgan for acting as shareholder servicing agent at the following annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent):

FUND                                                          FEE
The JPM Institutional Money Market Fund                       0.05% of average daily net assets
The JPM Institutional Treasury Money Market Fund

The JPM Institutional Short Term Bond Fund                    0.075% of average daily net assets
The JPM Institutional Bond Fund
The JPM Institutional New York Total Return Bond Fund

The JPM Institutional Selected U.S. Equity Fund               0.10% of average daily net assets
The JPM Institutional U.S. Small Company Fund
The JPM Institutional International Equity Fund
The JPM Institutional Emerging Markets Equity Fund
The JPM Institutional Diversified Fund

The above fees generally reflect a decrease in the shareholder servicing fees previously charged by Morgan to The JPM Institutional Money Market and Treasury Money Market Funds and an increase in such fees for all other Funds."


FEES5.DOC